Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 20,382,000	$ 20,717,000
Addition (note)	815,000
Foreign currency translation adjustment	1,410,000	(335,000)
Goodwill, Ending Balance	22,607,000	20,382,000	$ 20,717,000
Impairment loss	$ 0	$ 0	$ 0